Worldwide Developing Resources Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Common Stocks -- 89.1%

Security                                                 Shares       Value
--------------------------------------------------------------------------------

Diamonds -- 5.1%
--------------------------------------------------------------------------------
Canabrava Diamond Corp./(1)/                             100,000      $   54,980
Diamondworks, Ltd./(1)(2)/                               150,000          81,510
Diamondworks, Ltd./(1)/                                  150,000          81,510
Namibian Minerals Corp./(1)/                              75,000          84,375
Southernera Resources, Ltd./(1)/                          34,700         130,888
--------------------------------------------------------------------------------
                                                                      $  433,263
--------------------------------------------------------------------------------


Fertilizer -- 4.0%
--------------------------------------------------------------------------------
Asia Pacific Resources/(1)/                              150,000      $  340,439
--------------------------------------------------------------------------------
                                                                      $  340,439
--------------------------------------------------------------------------------


Metals - Gold -- 23.2%
--------------------------------------------------------------------------------
Argosy Mining Corp./(2)(3)/                              100,000      $   11,510
Ashanti Goldfields Co., Ltd./(3)/                          8,889          57,781
Barrick Gold Corp./(3)/                                   15,000         195,000
Black Hawk Mining, Inc.                                   50,000           4,155
Black Hawk Mining, Inc./(2)/                              30,000           2,493
Black Swan Gold Mines, Ltd.                              200,000          16,620
Canarc Resource Corp./(1)(2)/                            150,000          11,505
Crystallex International Corp./(1)(3)/                   150,000          65,625
Etruscan Enterprises, Ltd./(1)/                          150,000         172,620
Global Pacific Minerals, Inc./(1)/                       400,000          30,680
Golden Gram Resources, Inc./(1)/                         250,000          39,950
Greenstone Resources, Ltd./(1)/                           50,000          62,500
Iamgold International African Mining/(2)/                 25,000          39,638
Intrepid Minerals Corp./(2)/                             300,000          28,770
Kazakhstan Minerals Corp.                                 40,000           5,600
Meridian Gold/(1)/                                       120,000         358,140
Minefinders Corp./(1)/                                   100,000          53,700
Minorca Resources, Inc./(1)(2)/                           50,000          14,385
Nevsun Resources, Ltd.                                    40,000          10,740
Queenstake Resources, Ltd./(2)/                          150,000          19,185
Repadre Capital Corp./(1)/                                70,000         111,881
Rio Narcea Gold Mines, Ltd./(1)(3)/                       60,000          91,440
Rio Narcea Gold Mines, Ltd./(1)(2)(3)/                    60,000          91,440
Romarco Minerals, Inc./(1)(3)/                           125,000         119,063
Southwestern Gold Corp./(1)(3)/                           80,000         162,640
Steppe Gold Resources, Ltd./(1)/                         200,000          30,040
Steppe Gold Resources, Ltd./(1)(2)/                      200,000          30,040
Sutton Resources Ltd./(2)/                                20,000          46,670
Tanganyika Gold NL                                       300,000          14,829
Tombstone Explorations Co., Ltd./(2)(3)/                 225,000          25,898
TVX Gold, Inc./(1)/                                        5,000           5,625
TVX Gold, Inc./(1)(2)/                                    45,000          50,625
--------------------------------------------------------------------------------
                                                                      $1,980,788
--------------------------------------------------------------------------------


Metals - Industrial -- 12.1%
--------------------------------------------------------------------------------
AMT International Mining Corp./(1)(3)/                   817,200      $  203,728
Billiton PLC/(2)(3)/                                      75,000         127,646
Breakwater Resources, Ltd./(1)/                          100,000          51,150
Corriente Resources, Inc./(1)(2)(3)/                      75,000          26,370
Corriente Resources, Inc./(2)(3)/                         84,500          29,710
First Quantum Minerals/(1)/                              159,091         111,873
First Quantum Minerals/(1)(2)/                           100,000          70,320
Formation Capital Corp./(2)/                             400,000         191,800
Freeport McMoran Copper & Gold, Inc.                      16,300         185,413
Tiomin Resources, Inc./(2)(3)/                           200,000          38,360
--------------------------------------------------------------------------------
                                                                      $1,036,370
--------------------------------------------------------------------------------


Metals - Silver -- 3.0%
--------------------------------------------------------------------------------
Apex Silver Mines, Ltd./(1)/                              20,000      $  135,000
Pan American Silver Corp./(1)/                            10,000          51,250
Silver Standard Resources, Inc./(1)/                     100,000          75,000
--------------------------------------------------------------------------------
                                                                      $  261,250
--------------------------------------------------------------------------------


Metals - Steel -- 8.1%
--------------------------------------------------------------------------------
Ispat International                                       15,000      $  162,188
Reliance Steel and Aluminum Co.                           10,000         305,000
Steel Dynamics Corp./(1)/                                 20,000         222,500
--------------------------------------------------------------------------------
                                                                      $  689,688
--------------------------------------------------------------------------------


Oil and Gas - Equipment and Services -- 1.0%
--------------------------------------------------------------------------------
Unifab International, Inc.                                10,000      $   85,000
--------------------------------------------------------------------------------
                                                                      $   85,000
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production -- 31.9%
--------------------------------------------------------------------------------
Abacan Resources Corp./(1)/                               70,000      $   24,066
Anadarko Petroleum Corp.                                  10,000         287,500
Arakis Energy Corp./(1)/                                 170,000         180,625
Beau Canada Exploration, Ltd./(1)(3)/                    100,000         100,370
Bellator Exploration, Inc./(2)/                          300,000         105,480


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



Security                                              Shares         Value
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------------------
EEX Corp./(1)/                                            35,000     $  155,313
FX Energy, Inc./(1)/                                      50,000        300,000
Louis Dreyfus Natural Gas/(1)/                            20,000        226,250
Mercantile International Petroleum/(1)(3)/               342,000         30,780
Meridian Resource Corp./(1)/                              70,000        201,250
Pease Oil and Gas Co./(2)/                               150,000         23,445
Petsec Energy, Ltd., ADR/(1)/                             25,000        139,063
Probe Exploration, Inc./(1)/                              60,000        103,572
Ranger Oil, Ltd.                                          30,000        159,375
Remington Energy, Ltd./(3)/                               20,000         83,820
Seagull Energy Corp.                                      20,000        177,500
Seven Seas Petroleum Co./(3)/                             20,000        206,000
Seven Seas Petroleum Co./(2)(3)/                          10,000        103,000
Triton Energy, Ltd./(1)/                                  10,000        115,000
--------------------------------------------------------------------------------
                                                                     $2,722,409
--------------------------------------------------------------------------------


Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------
Saint Laurent Paperboard, Inc./(2)/                       10,000     $   63,500
--------------------------------------------------------------------------------
                                                                     $   63,500
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $22,986,986)                                   $7,612,707
--------------------------------------------------------------------------------

Installment Receipts -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
--------------------------------------------------------------------------------
Fracmaster, Ltd./(2)/                                     11,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Installment Receipts
     (identified cost $77,552)                                       $       --
--------------------------------------------------------------------------------


Preferred Stocks -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------
Metals - Gold -- 0.0%
Ashanti Goldfields Co., Ltd., Class B, 3/31/99/(4)/        8,889     $       --
Ashanti Goldfields Co., Ltd., Class C, 3/31/00/(4)/        8,889             --
Ashanti Goldfields Co., Ltd., Class D, 3/31/01/(4)/        8,889             --
Ashanti Goldfields Co., Ltd., Class E, 3/31/02/(4)/        8,889             --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Preferred Stock
     (identified cost $--)                                           $       --
--------------------------------------------------------------------------------


Private Placements and Special
Warrants -- 12.2%

Security                                              Shares         Value
--------------------------------------------------------------------------------

Metals - Gold -- 12.2%
--------------------------------------------------------------------------------
Nevada Pacific Mining Co./(2)(4)/                         80,000     $   80,000
Quincunx Gold Exploration/(2)(4)/                        300,000        285,751
Western Exploration and Development, Ltd./(1)(2)(4)/     600,000        674,999
--------------------------------------------------------------------------------
                                                                     $1,040,750
--------------------------------------------------------------------------------

Total Private Placements and Special Warrants
     (identified cost $969,101)                                      $1,040,750
--------------------------------------------------------------------------------

Warrants -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------

Diamonds -- 0.0%
--------------------------------------------------------------------------------
Diamondworks, Ltd./(1)(2)(4)/                            150,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Golden Gram Resources, Inc./(1)(4)/                      250,000     $       --
Iamgold International African Mining/(1)(2)(4)/           12,500             --
Minorca Resources, Inc./(1)(4)/                           12,500             --
Queenstake Resources, Ltd./(1)(2)(4)/                     75,000             --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Formation Capital Corp./(1)(2)(4)/                       400,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Warrants
     (identified cost $--)                                           $       --
--------------------------------------------------------------------------------

Total Investments -- 101.3%
     (identified cost $24,033,639)                                   $8,653,457
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.3)%                             $ (108,076)
--------------------------------------------------------------------------------

Net Assets -- 100%                                                   $8,545,381
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
/(1)/Non-income producing security.
/(2)/Restricted security.
/(3)/Foreign security.
/(4)/Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $24,033,639)               $  8,653,457
Cash                                                                     17,512
Foreign currency, at value (identified cost, $60)                            52
Interest and dividends receivable                                         1,688
--------------------------------------------------------------------------------
Total assets                                                       $  8,672,709
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Demand note payable                                                $    100,000
Payable to affiliate for Trustees' fees                                      47
Other accrued expenses                                                   27,281
--------------------------------------------------------------------------------
Total liabilities                                                  $    127,328
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $  8,545,381
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 23,925,571
Net unrealized depreciation (computed on the basis of
     identified cost)                                               (15,380,190)
--------------------------------------------------------------------------------
Total                                                              $  8,545,381
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
August 31, 1998
(Expressed in United States Dollars)
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $2,013)                           $     25,983
Interest                                                                 19,039
--------------------------------------------------------------------------------
Total investment income                                            $     45,022
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    158,955
Trustees fees and expenses                                                1,022
Interest                                                                 65,382
Custodian fee                                                            55,748
Legal and accounting services                                            29,897
Miscellaneous                                                             2,486
--------------------------------------------------------------------------------
Total expenses                                                     $    313,490
--------------------------------------------------------------------------------

Net investment loss                                                $   (268,468)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)               $   (920,945)
     Foreign currency transactions                                       (1,797)
--------------------------------------------------------------------------------
Net realized loss                                                  $   (922,742)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                           $(14,899,190)
     Foreign currency                                                        (8)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(14,899,198)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $(15,821,940)
--------------------------------------------------------------------------------

Net decrease in net assets resulting from operations               $(16,090,408)
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                        Year Ended       For the Period Ended
in Net Assets                              August 31, 1998  August 31, 1997/(1)/
--------------------------------------------------------------------------------
From operations --
     Net investment loss                   $   (268,468)           $    (88,261)
     Net realized gain (loss)                  (922,742)                839,952
     Net change in unrealized
         appreciation (depreciation)        (14,899,198)               (480,992)
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                $(16,090,408)           $    270,699
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                         $  5,654,112            $ 38,738,578
     Withdrawals                            (12,527,185)             (7,500,415)
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from capital transactions      $ (6,873,073)           $ 31,238,163
--------------------------------------------------------------------------------
Net increase (decrease) in net assets      $(22,963,481)           $ 31,508,862
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                       $ 31,508,862            $       --
--------------------------------------------------------------------------------
At end of year                             $  8,545,381            $ 31,508,862
--------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 10, 1997, to August 31, 1997.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)


                                           Year Ended       For the Period Ended
                                           August 31, 1998  August 31, 1997/(1)/
--------------------------------------------------------------------------------


Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                      1.48%                1.19%/(2)/
Expenses after custodian fee reduction        1.48%                1.15%/(2)/
Net investment loss                         (1.27)%              (0.81)%/(2)/
Portfolio Turnover                              69%                  63%
--------------------------------------------------------------------------------
Net assets, end of year (000's omitted)     $8,545              $31,509
--------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 10, 1997, to August 31,
      1997.
/(2)/ Annualized.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)


1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     Worldwide Developing Resources Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on April 10, 1997, with the acquisition of net assets of $26,141,520 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates the value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

     B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either of cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

     E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


     F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

     G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expense in the statement of operations.

2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the adviser fee was 0.75% of average net assets.

     Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 1998 no significant amounts have been deferred.

     Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the $100 million line of credit is allocated among the participating funds and portfolios at the end of each quarter. At August 31, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The average daily loan balance for the year ended August 31, 1998 was $1,049,052 and the average interest rate was 6.2%. The maximum borrowing outstanding at any time during the year ended August 31, 1998 was $2,795,000.

4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                                $ 24,033,639
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $    653,298
     Gross unrealized depreciation                                  (16,033,480)
     ---------------------------------------------------------------------------
     Net unrealized depreciation                                   $(15,380,182)
     ---------------------------------------------------------------------------

5    Investment Transactions
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than short term obligations, aggregated $14,955,517 and $17,357,914, respectively.

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


6    Restricted Securities
     ---------------------------------------------------------------------------
     At August 31, 1998, the Portfolio owned the following securities (constituting 26.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                               Date of
Description                    Acquisition   Shares/Face    Cost      Fair Value
--------------------------------------------------------------------------------
Common Stocks
--------------------------------------------------------------------------------
Argosy Mining Corp.            10/29/96      100,000    $  181,950    $   11,510
Bellator Exploration, Inc.      3/10/98      300,000       502,800       105,480
Billiton PLC                    9/18/97       75,000       276,128       127,646
Black Hawk Mining, Inc.         3/26/97       30,000       183,030         2,493
Canarc Resource Corp.           11/5/96      150,000       247,395        11,505
Corriente Resources, Ltd.      10/19/95       75,000       158,436        26,370
Corriente Resources, Ltd.      10/19/95       84,500       199,685        29,710
Diamondworks, Ltd.             10/23/96      150,000       298,880        81,510
First Quantum Minerals          2/27/97      100,000       256,129        70,320
Formation Capital Corp.          6/9/98      400,000       326,440       191,800
Iamgold International
   African Mining               10/8/97       25,000        83,862        39,638
Intrepid Minerals Corp.        11/22/96      300,000       246,660        28,770
Minorca Resources, Inc.        10/16/97       50,000       180,592        14,385
Pease Oil and Gas Co.           6/24/97      150,000       376,766        23,445
Queenstake Resources, Ltd.       7/9/97      150,000       259,564        19,185
Rio Narcea Gold Mines, Ltd.     3/27/97       60,000       167,784        91,440
Saint Laurent
   Paperboard, Inc.             5/16/97       10,000       149,547        63,500
Seven Seas Petroleum Co.        3/24/97       10,000       150,000       103,000
Steppe Gold Resources, Ltd.    10/29/96      200,000       327,820        30,040
Sutton Resources, Ltd.           7/8/97       20,000       179,133        46,670
Tiomin Resources, Inc.          6/25/96      200,000       288,760        38,360
Tombstone Explorations
   Co., Ltd.                    11/6/96      225,000       274,770        25,898
TVX Gold, Inc.                  6/28/93       45,000       177,679        50,625
--------------------------------------------------------------------------------
                                                        $5,493,810    $1,233,300
--------------------------------------------------------------------------------

Installment Receipts
--------------------------------------------------------------------------------
Fracmaster, Ltd.                 9/8/97       11,000    $   77,552    $        0
--------------------------------------------------------------------------------
                                                        $   77,552    $        0
--------------------------------------------------------------------------------


                               Date of
Description                    Acquisition   Shares/Face    Cost      Fair Value
--------------------------------------------------------------------------------

Private Placements and Special Warrants
--------------------------------------------------------------------------------
Nevada Pacific Mining Co.        4/9/97       80,000    $  341,352    $   80,800
Quincunx Gold Exploration       8/16/96      300,000       327,749       285,751
Western Exploration and
   Development, Ltd.            9/22/97      600,000       300,000       674,999
--------------------------------------------------------------------------------
                                                        $  969,101    $1,040,750
--------------------------------------------------------------------------------

Warrants
--------------------------------------------------------------------------------
Diamondworks, Ltd.              1/27/98      150,000    $        0    $        0
Formation Capital Corp.          6/9/98      400,000             0             0
Iamgold International
   African Mining               11/4/97       12,500             0             0
Queenstake Resources, Ltd.       7/9/97       75,000             0             0
--------------------------------------------------------------------------------
                                                        $        0    $        0
--------------------------------------------------------------------------------

Worldwide Developing Resources Portfolio as of August 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Worldwide Developing Resources Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Worldwide Developing Resources Portfolio (the Portfolio) as of August 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets and the supplementary data for the year ended August 31, 1998 and the period from April 10, 1997, (start of business) to August 31, 1997 (all expressed in United States Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at August 31, 1998, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods (all expressed in United States Dollars), in conformity with accounting principles generally accepted in the United States of America.

                                         DELOITTE & TOUCHE
                                         Grand Cayman, Cayman Islands
                                         British West Indies
                                         October 2, 1998


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

Worldwide Developing Resources Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT

Worldwide Developing Resources Portfolio

Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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